Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 17	¥ 42
Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	70.00%	60.00%
Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	10.00%	10.00%
Japanese Corporate Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	20.00%	30.00%
Fair value of pension plan assets	¥ 1,192	¥ 1,578